DEBT SECURITIES - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Detail) $ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025 ARS ($) Rate	Dec. 31, 2024 ARS ($) Rate	Mar. 31, 2025 USD ($) Rate
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 1,061,434,677	$ 1,096,011,970
Grupo Financiero Galicia S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 1,054,471,861	997,453,190
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 250,000
Term	120 months
XVIII | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 23,496,247	$ 23,476,247
Term	149 days	147 days
Rate | Rate	3.00%	3.00%	3.00%
Debt Securities	$ 25,420,328	$ 25,062,331
XX | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 35,088,750	$ 35,088,750
Term	12 months	12 months
Rate | Rate	2.70%	2.70%	2.70%
Debt Securities	$ 33,185,352	$ 34,776,605
XXI | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 79,786,900
Term	12 months
Rate | Rate	2.75%		2.75%
Debt Securities	$ 80,289,309
LXII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 30,000,000	$ 35,000,000
Term	9 months	270 days
Rate | Rate	5.50%	5.50%	5.50%
Debt Securities	$ 29,960,214	$ 32,631,030
LXIII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 179,163	$ 179,163
Term	372 days	367 days
Rate | Rate	6.25%	6.25%	6.25%
Debt Securities	$ 192,075,700	$ 199,252,580
XVI | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 325,000	$ 325,000
Term	49 months	48 months
Rate | Rate	7.75%	7.75%	7.75%
Debt Securities	$ 357,124,259	$ 365,522,460
XVII | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 83,478	$ 83,478
Term	6 months	177 days
Rate | Rate	2.00%	2.00%	2.00%
Debt Securities	$ 86,016,916	$ 92,525,950
XIX | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 97,749	$ 97,749
Term	184 days	6 months
Rate | Rate	4.25%	4.25%	4.25%
Debt Securities	$ 105,054,864	$ 108,666,563
XXII | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 73,823
Term	6 months
Rate | Rate	4.15%		4.15%
Debt Securities	$ 79,046,404
XXIII | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 69,887
Term	266 days
Rate | Rate	4.75%		4.75%
Debt Securities	$ 66,298,515
XIV | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 44,640,963
Term		6 months
Rate | Rate		4.50%
Debt Securities		$ 49,237,385
XV | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 42,106,850
Term		6 months
Rate | Rate		3.95%
Debt Securities		$ 50,411,430
LXI | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 35,000,000
Term		366 days
Rate | Rate		3.50%
Debt Securities		$ 39,366,856